SHAREHOLDERS' EQUITY - Ordinary Shares (Details)	12 Months Ended
	Dec. 31, 2022 Vote $ / shares shares	Dec. 31, 2021 $ / shares shares
Class A ordinary share
SHAREHOLDERS' EQUITY
Ordinary shares, shares authorized (in shares)	500,000,000	500,000,000
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001
Ordinary shares, votes per share | Vote	1
Class A ordinary shares subject to possible redemption
SHAREHOLDERS' EQUITY
Class A ordinary stock subject to possible redemption, issued (in shares)	24,300,287
Class A ordinary stock subject to possible redemption, outstanding (in shares)	24,300,287	24,300,287
Class A ordinary shares not subject to possible redemption
SHAREHOLDERS' EQUITY
Ordinary shares, shares issued (in shares)	3,500,000	3,500,000
Ordinary shares, shares outstanding (in shares)	3,500,000	3,500,000
Class B ordinary shares
SHAREHOLDERS' EQUITY
Ordinary shares, shares authorized (in shares)	50,000,000	50,000,000
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001
Ordinary shares, votes per share | Vote	1
Ordinary shares, shares issued (in shares)	6,950,072	6,950,072
Ordinary shares, shares outstanding (in shares)	6,950,072	6,950,072
Shares subject to forfeiture	249,928
Adjustment one of redemption price of stock based on market value and newly issued price (as a percent)	20.00%
Ratio to be applied to the stock in the conversion	20